Summary of the Changes in Level 3 Financial Instruments (Details) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability, beginning balance	$ 122,730	$ 122,730
Contingent consideration, beginning balance	3,328,361	3,328,361
Change in fair value of Series A and Series B Warrants issued with Senior Convertible Note	(105,953)
Fair value of contingent consideration for Bethard at acquisition			$ 6,700,000	$ 6,700,000
Payments of Bethard contingent consideration			(850,520)	(1,016,331)
Warrant liability, ending balance	3,820,962	2,284,230		122,730
Contingent consideration, ending balance	3,148,893	6,192,912		3,328,361
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability, beginning balance	122,730	122,730	23,500,000	23,500,000
Contingent consideration, beginning balance	3,328,361	3,328,361
Derivative liability on senior convertible note, beginning balance	$ 9,399,620	9,399,620
Fair value of warrants issued for Argyll acquisition ("Argyll Warrant Liability")					2,750,076
Revaluation of Argyll warrant liability for warrants issued in Argyll Acquisition					4,729,924
Settlement of Argyll warrant liability					(7,480,000)
Issuance of Series A and Series B warrants with Senior Convertible Note					26,680,000
Revaluation of Series A and Series B Warrants issued with Senior Convertible Note					(3,180,000)
Change in fair value of Series A and Series B Warrants issued with Senior Convertible Note				(23,377,270)
Fair value of contingent consideration for Bethard at acquisition				6,700,000
Payments of Bethard contingent consideration				(1,016,331)
Change in fair value of Bethard contingent consideration liability				(2,355,308)
Fair value of derivative liability on Senior Convertible Note				20,281,861
Change in the fair value of the derivative liability on Senior Convertible Note				(10,882,241)
Warrant liability, ending balance				122,730	23,500,000
Contingent consideration, ending balance		$ 6,192,912		3,328,361
Derivative liability on senior convertible note, ending balance				$ 9,399,620